Investments in Joint Ventures (Tables)	12 Months Ended
Dec. 31, 2016
Equity Method Investments and Joint Ventures [Abstract]
Schedule Of Financial Position Of The Joint Venture
A condensed summary of the financial position and results of operations of the joint ventures are shown below (in millions):

	December 31,
	2016	2015
Assets
Real estate properties, at fair value	$13,539.0	$9,615.7
Other assets	316.1	256.1
Total assets	$13,855.1	$9,871.8
Liabilities & Equity
Mortgage notes payable and other obligations, at fair value	$3,452.9	$2,487.5
Other liabilities	213.9	162.4
Total liabilities	3,666.8	2,649.9
Total equity	10,188.3	7,221.9
Total liabilities and equity	$13,855.1	$9,871.8

Schedule Of Results Of Operations Of The Joint Venture

	For the years ended December 31,
	2016	2015	2014
Operating Revenue and Expenses
Revenues	$714.6	$609.5	$612.8
Expenses	365.0	318.6	315.8
Excess of revenues over expenses	$349.6	$290.9	$297.0